STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York 10038

April 15, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jason Fox

Re:	Lazard Retirement Series, Inc.
File Numbers: 333-22309; 811-08071

Ladies and Gentlemen:

On behalf of Lazard Retirement Series, Inc. (the “Fund”), transmitted for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 41 (the “Amendment”) to the Fund’s Registration Statement (the “Registration Statement”) on Form N-1A filed with the Securities and Exchange Commission (the “Commission”).

The Amendment is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on Amendment No. 40 to the Registration Statement filed on February 1, 2011 that were provided to the undersigned by Jason Fox of the Staff via telephone on March 25, 2011. The Amendment also includes certain other non-material and conforming changes. As counsel to the Fund, we hereby advise you that the Amendment does not include disclosure which we believe would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

For the convenience of the Staff and for completeness purposes, the Staff’s comments have been restated below in their entirety, and the Fund’s response is set out immediately following each comment. Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

Prospectus—Summary Section

1.

Staff Comment: Please add language to the “Example” section noting that the Example does not reflect fees and expenses imposed by the separate accounts of insurance companies, and that, if they were reflected, the figures in the Example would be higher. This comment applies to all Portfolios.

Response: The following language has been added to the “Example” section for all Portfolios: “The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher.”

2.

Staff Comment: Please add the following language at the end of first sentence under “Performance Bar Chart and Table”: “compared to those of a broad measure of market performance.” This comment applies to all operational Portfolios.

Response: The requested change has been made in the disclosure for all operational Portfolios.

3.

Staff Comment: As required by Item 5(b) of Form N-1A, please confirm that the length of service of each portfolio manager/analyst (i.e., “since inception”) is included. This comment applies to all operational Portfolios.

Response: The length of service of each portfolio manager/analyst is included for all operational Portfolios.

4.

Staff Comment: The Division of Investment Management has recently made a number of observations about derivatives-related disclosure by investment companies in a letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute dated July 30, 2010 (http://www.sec.gov/divisions/investment/guidance/ici073010.pdf). Please review the observations set forth in that letter and revise your disclosure of derivatives in “Principal Investment Strategies” and “Principal Investment Risks” accordingly. This comment applies to Lazard Retirement Global Listed Infrastructure Portfolio and Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio.

Response: Each Portfolio’s disclosure regarding derivatives usage has been tailored specifically for the Portfolio, and the associated risk disclosure focuses on the types of derivatives discussed for that Portfolio.

	•	The derivatives disclosure in “Principal Investment Strategies” for Lazard Retirement Global Listed Infrastructure Portfolio now reads as follows in the Amendment:

The Investment Manager generally seeks to substantially hedge foreign currency exposure in the Portfolio back to the U.S. dollar by entering into foreign currency forward contracts, although the Portfolio’s total foreign currency exposure may not be fully hedged at all times.

	•	The derivatives disclosure in “Principal Investment Risks” for Lazard Retirement Global Listed Infrastructure Portfolio now reads as follows in the Amendment:

Forward currency contracts may reduce returns or increase volatility, perhaps substantially. Forward currency contracts are subject to the risk of default by the counterparty to the contracts and can be illiquid. These contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency. Use of forward currency contracts, even when entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

	•	The derivatives disclosure in “Principal Investment Strategies” for Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio now reads as follows in the Amendment:

The Portfolio may, but is not required to, effect short sales of securities; enter into futures contracts on indexes, commodities, interest rate and currencies; enter into equity, total return and currency swap agreements, and forward currency contracts; and write put and covered call options of securities (including ETFs and ETNs), indexes and currencies, for hedging purposes or to seek to increase returns, including as a substitute for purchasing an Underlying Fund.

•	The derivatives disclosure in “Principal Investment Risks” for Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio now reads as follows in the Amendment:

Derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Swap agreements, forward currency contracts and over-the-counter options on securities (including options on ETFs and ETNs), indexes and currencies are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the futures contracts and exchange-listed options in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related index, commodity, interest rate, currency, security or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Whether or not the Portfolio engages in currency derivatives transactions, the Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

General

5.

Staff Comment: We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require. Since the Fund and its management are in possession of all facts relating to the Portfolios’ disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made. In connection with responding to our comments, please provide, in writing, a statement from the Fund acknowledging that:

	•	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

	•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

	•	the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: The requested letter from the Fund, on behalf of the Portfolios, is filed with this letter.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the Amendment are responsive to the Staff’s comments. Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.6173 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc: Janna Manes

LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

April 15, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Jason Fox

Re:	Lazard Retirement Series, Inc.
File Numbers: 333-22309; 811-08071

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Fund acknowledges the following:

•	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Tamar Goldstein

Tamar Goldstein
Assistant Secretary